Shareholder Report	2 Months Ended	6 Months Ended
	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSRS
Amendment Flag		false
Registrant Name		iShares Trust
Entity Central Index Key		0001100663
Entity Investment Company Type		N-1A
Document Period End Date		Sep. 30, 2024
C000025777
Shareholder Report [Line Items]
Fund Name		iShares U.S. Aerospace & Defense ETF
Trading Symbol		ITA
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about iShares U.S. Aerospace & Defense ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Aerospace & Defense ETF	$20	0.38%Footnote Reference(a)

⁽ᵃ⁾ Annualized.

Expenses Paid, Amount		$ 20
Expense Ratio, Percent		0.38%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 6,174,066,005	$ 6,174,066,005
Holdings Count | Holding	38	38
InvestmentCompanyPortfolioTurnover		27.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$6,174,066,005
Number of Portfolio Holdings...
38
Portfolio Turnover Rate...
27%

Holdings [Text Block]

Industry allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Aerospace & Defense...
99.8%
Leisure Products...
0.2

Largest Holdings [Text Block]

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
General Electric Co...
19.3%
RTX Corp...
15.2
Lockheed Martin Corp...
10.9
Axon Enterprise, Inc...
4.7
TransDigm Group, Inc...
4.6
Howmet Aerospace, Inc...
4.5
L3Harris Technologies, Inc...
4.5
Northrop Grumman Corp...
4.4
General Dynamics Corp...
4.3
Boeing Co. (The)...
4.0

C000025774
Shareholder Report [Line Items]
Fund Name		iShares U.S. Broker-Dealers & Securities Exchanges ETF
Trading Symbol		IAI
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about iShares U.S. Broker-Dealers & Securities Exchanges ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Broker-Dealers & Securities Exchanges ETF	$20	0.38%Footnote Reference(a)

⁽ᵃ⁾ Annualized.

Expenses Paid, Amount		$ 20
Expense Ratio, Percent		0.38%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 1,355,579,658	$ 1,355,579,658
Holdings Count | Holding	36	36
InvestmentCompanyPortfolioTurnover		8.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,355,579,658
Number of Portfolio Holdings...
36
Portfolio Turnover Rate...
8%

Holdings [Text Block]

Industry allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Financial Exchanges & Data...
51.4%
Investment Banking & Brokerage...
48.6

Largest Holdings [Text Block]

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
S&P Global, Inc...
14.7%
Goldman Sachs Group, Inc. (The)...
13.9
Morgan Stanley...
11.5
Coinbase Global, Inc., Class A...
4.9
Charles Schwab Corp. (The)...
4.5
MSCI, Inc., Class A...
4.5
CME Group, Inc., Class A...
4.3
Intercontinental Exchange, Inc...
4.3
Moody's Corp...
4.3
Nasdaq, Inc...
4.2

C000025772
Shareholder Report [Line Items]
Fund Name		iShares U.S. Healthcare Providers ETF
Trading Symbol		IHF
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about iShares U.S. Healthcare Providers ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Healthcare Providers ETF	$20	0.38%Footnote Reference(a)

⁽ᵃ⁾ Annualized.

Expenses Paid, Amount		$ 20
Expense Ratio, Percent		0.38%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 779,300,698	$ 779,300,698
Holdings Count | Holding	70	70
InvestmentCompanyPortfolioTurnover		6.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$779,300,698
Number of Portfolio Holdings...
70
Portfolio Turnover Rate...
6%

Holdings [Text Block]

Industry allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Managed Health Care...
49.7%
Health Care Services...
28.4
Health Care Facilities...
15.1
Health Care Technology...
6.8

Largest Holdings [Text Block]

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
UnitedHealth Group, Inc...
22.3%
Elevance Health, Inc...
13.6
Cigna Group (The)...
8.0
CVS Health Corp...
5.0
HCA Healthcare, Inc...
4.7
Centene Corp...
4.6
Humana, Inc...
4.3
Veeva Systems, Inc., Class A...
4.2
Molina Healthcare, Inc...
3.2
Labcorp Holdings, Inc...
2.9

C000025769
Shareholder Report [Line Items]
Fund Name		iShares U.S. Home Construction ETF
Trading Symbol		ITB
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about iShares U.S. Home Construction ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Home Construction ETF	$20	0.38%Footnote Reference(a)

⁽ᵃ⁾ Annualized.

Expenses Paid, Amount		$ 20
Expense Ratio, Percent		0.38%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 3,629,808,529	$ 3,629,808,529
Holdings Count | Holding	47	47
InvestmentCompanyPortfolioTurnover		6.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$3,629,808,529
Number of Portfolio Holdings...
47
Portfolio Turnover Rate...
6%

Holdings [Text Block]

Industry allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Homebuilding...
64.5%
Building Products...
16.7
Home Improvement Retail...
10.9
Specialty Chemicals...
4.3
Home Furnishings...
1.5
Construction Materials...
1.3
Trading Companies & Distributors...
0.7
Homefurnishing Retail...
0.1

Largest Holdings [Text Block]

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
DR Horton, Inc...
14.7%
Lennar Corp., Class A...
11.9
NVR, Inc...
7.9
PulteGroup, Inc...
7.8
Lowe's Companies, Inc...
4.6
Home Depot, Inc. (The)...
4.6
Sherwin-Williams Co. (The)...
4.3
Toll Brothers, Inc...
4.2
TopBuild Corp...
3.2
Builders FirstSource, Inc...
3.0

C000198491
Shareholder Report [Line Items]
Fund Name		iShares U.S. Infrastructure ETF
Trading Symbol		IFRA
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about iShares U.S. Infrastructure ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Infrastructure ETF	$16	0.30%Footnote Reference(a)

⁽ᵃ⁾ Annualized.

Expenses Paid, Amount		$ 16
Expense Ratio, Percent		0.30%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Performance Inception Date		Apr. 03, 2018
No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 2,767,786,251	$ 2,767,786,251
Holdings Count | Holding	166	166
InvestmentCompanyPortfolioTurnover		11.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$2,767,786,251
Number of Portfolio Holdings...
166
Portfolio Turnover Rate...
11%

Holdings [Text Block]

Industry allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Electric Utilities...
18.6%
Construction & Engineering...
13.2
Multi-Utilities...
10.7
Steel...
7.1
Oil & Gas Storage & Transportation...
6.9
Building Products...
6.3
Water Utilities...
5.5
Gas Utilities...
4.1
Commodity Chemicals...
3.8
Construction Materials...
3.6
OtherFootnote Reference(b)...
20.2

Largest Holdings [Text Block]

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Vistra Corp...
1.1%
Constellation Energy Corp...
1.0
NRG Energy, Inc...
0.8
Public Service Enterprise Group, Inc...
0.8
ONE Gas, Inc...
0.7
Compass Minerals International, Inc...
0.7
Entergy Corp...
0.7
CenterPoint Energy, Inc...
0.7
TXNM Energy, Inc...
0.7
Exelon Corp...
0.7

C000025775
Shareholder Report [Line Items]
Fund Name		iShares U.S. Insurance ETF
Trading Symbol		IAK
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about iShares U.S. Insurance ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Insurance ETF	$20	0.38%Footnote Reference(a)

⁽ᵃ⁾ Annualized.

Expenses Paid, Amount		$ 20
Expense Ratio, Percent		0.38%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 761,862,668	$ 761,862,668
Holdings Count | Holding	55	55
InvestmentCompanyPortfolioTurnover		7.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$761,862,668
Number of Portfolio Holdings...
55
Portfolio Turnover Rate...
7%

Holdings [Text Block]

Industry allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Property & Casualty Insurance...
71.9%
Life & Health Insurance...
23.5
Multi-line Insurance...
4.6

Largest Holdings [Text Block]

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Progressive Corp. (The)...
16.5%
Chubb Ltd...
12.1
Aflac, Inc...
6.3
Travelers Companies, Inc. (The)...
5.9
MetLife, Inc...
4.8
Prudential Financial, Inc...
4.6
Allstate Corp. (The)...
4.5
Arch Capital Group Ltd...
4.4
American International Group, Inc...
4.4
Hartford Financial Services Group, Inc. (The)...
4.2

C000251033
Shareholder Report [Line Items]
Fund Name	iShares U.S. Manufacturing ETF
Trading Symbol	MADE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares U.S. Manufacturing ETF (the “Fund”) for the period of July 17, 2024 to September 30, 2024
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.40%
AssetsNet	$ 5,985,211	$ 5,985,211
Holdings Count | Holding	100	100
InvestmentCompanyPortfolioTurnover	3.00%
C000025773
Shareholder Report [Line Items]
Fund Name		iShares U.S. Medical Devices ETF
Trading Symbol		IHI
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about iShares U.S. Medical Devices ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Medical Devices ETF	$19	0.38%Footnote Reference(a)

⁽ᵃ⁾ Annualized.

Expenses Paid, Amount		$ 19
Expense Ratio, Percent		0.38%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 4,974,875,851	$ 4,974,875,851
Holdings Count | Holding	52	52
InvestmentCompanyPortfolioTurnover		6.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$4,974,875,851
Number of Portfolio Holdings...
52
Portfolio Turnover Rate...
6%

Holdings [Text Block]

Industry allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Health Care Equipment...
100.0%

Largest Holdings [Text Block]

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Abbott Laboratories...
16.6%
Intuitive Surgical, Inc...
14.6
Stryker Corp...
10.4
GE HealthCare Technologies, Inc...
5.1
Becton Dickinson & Co...
4.6
IDEXX Laboratories, Inc...
4.6
Boston Scientific Corp...
4.5
Medtronic PLC...
4.5
Edwards Lifesciences Corp...
4.3
ResMed, Inc...
4.2

C000025768
Shareholder Report [Line Items]
Fund Name		iShares U.S. Oil & Gas Exploration & Production ETF
Trading Symbol		IEO
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about iShares U.S. Oil & Gas Exploration & Production ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Oil & Gas Exploration & Production ETF	$18	0.38%Footnote Reference(a)

⁽ᵃ⁾ Annualized.

Expenses Paid, Amount		$ 18
Expense Ratio, Percent		0.38%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 598,848,767	$ 598,848,767
Holdings Count | Holding	50	50
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$598,848,767
Number of Portfolio Holdings...
50
Portfolio Turnover Rate...
12%

Holdings [Text Block]

Industry allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Oil & Gas Exploration & Production...
77.5%
Oil & Gas Refining & Marketing...
22.5

Largest Holdings [Text Block]

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
ConocoPhillips...
18.8%
EOG Resources, Inc...
10.8
Marathon Petroleum Corp...
8.4
Phillips 66...
6.6
Diamondback Energy, Inc...
4.6
Hess Corp...
4.6
Valero Energy Corp...
4.4
Devon Energy Corp...
4.2
EQT Corp...
3.9
Coterra Energy, Inc...
3.2

C000025770
Shareholder Report [Line Items]
Fund Name		iShares U.S. Oil Equipment & Services ETF
Trading Symbol		IEZ
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about iShares U.S. Oil Equipment & Services ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Oil Equipment & Services ETF	$18	0.38%Footnote Reference(a)

⁽ᵃ⁾ Annualized.

Expenses Paid, Amount		$ 18
Expense Ratio, Percent		0.38%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 135,732,242	$ 135,732,242
Holdings Count | Holding	32	32
InvestmentCompanyPortfolioTurnover		16.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$135,732,242
Number of Portfolio Holdings...
32
Portfolio Turnover Rate...
16%

Holdings [Text Block]

Industry allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Oil & Gas Equipment & Services...
85.8%
Oil & Gas Drilling...
14.2

Largest Holdings [Text Block]

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Schlumberger N.V...
22.5%
Baker Hughes Co., Class A...
20.4
TechnipFMC PLC...
4.7
ChampionX Corp...
4.5
Halliburton Co...
4.4
NOV, Inc...
4.3
Weatherford International PLC...
4.0
Noble Corp. PLC, Class A...
3.8
Cactus, Inc., Class A...
3.1
Valaris, Ltd...
2.9

C000025771
Shareholder Report [Line Items]
Fund Name		iShares U.S. Pharmaceuticals ETF
Trading Symbol		IHE
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about iShares U.S. Pharmaceuticals ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Pharmaceuticals ETF	$20	0.38%Footnote Reference(a)

⁽ᵃ⁾ Annualized.

Expenses Paid, Amount		$ 20
Expense Ratio, Percent		0.38%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 660,090,337	$ 660,090,337
Holdings Count | Holding	41	41
InvestmentCompanyPortfolioTurnover		7.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$660,090,337
Number of Portfolio Holdings...
41
Portfolio Turnover Rate...
7%

Holdings [Text Block]

Industry allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Pharmaceuticals...
100.0%

Largest Holdings [Text Block]

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Johnson & Johnson...
22.1%
Eli Lilly & Co...
21.6
Bristol-Myers Squibb Co...
4.8
Zoetis, Inc., Class A...
4.6
Viatris, Inc...
4.6
Merck & Co., Inc...
4.5
Pfizer, Inc...
4.4
Royalty Pharma PLC, Class A...
4.3
Catalent, Inc...
4.3
Elanco Animal Health, Inc...
2.8

C000012058
Shareholder Report [Line Items]
Fund Name		iShares U.S. Real Estate ETF
Trading Symbol		IYR
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about iShares U.S. Real Estate ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Real Estate ETF	$20	0.38%Footnote Reference(a)

⁽ᵃ⁾ Annualized.

Expenses Paid, Amount		$ 20
Expense Ratio, Percent		0.38%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 4,734,396,100	$ 4,734,396,100
Holdings Count | Holding	68	68
InvestmentCompanyPortfolioTurnover		6.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$4,734,396,100
Number of Portfolio Holdings...
68
Portfolio Turnover Rate...
6%

Holdings [Text Block]

Industry allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Telecom Tower REITs...
13.3%
Retail REITs...
12.1
Industrial REITs...
11.6
Health Care REITs...
10.4
Data Center REITs...
9.6
Multi-Family Residential REITs...
8.7
Self-Storage REITs...
7.7
Other Specialized REITs...
6.9
Real Estate Services...
6.8
Single-Family Residential REITs...
4.4
OtherFootnote Reference(b)...
8.5

Largest Holdings [Text Block]

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Prologis, Inc...
8.3%
American Tower Corp...
7.7
Equinix, Inc...
6.0
Welltower, Inc...
4.5
Public Storage...
4.1
Realty Income Corp...
4.0
Simon Property Group, Inc...
3.7
Crown Castle, Inc...
3.7
Digital Realty Trust, Inc...
3.6
Extra Space Storage, Inc...
2.7

C000025776
Shareholder Report [Line Items]
Fund Name		iShares U.S. Regional Banks ETF
Trading Symbol		IAT
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about iShares U.S. Regional Banks ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Regional Banks ETF	$20	0.38%Footnote Reference(a)

⁽ᵃ⁾ Annualized.

Expenses Paid, Amount		$ 20
Expense Ratio, Percent		0.38%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 606,176,391	$ 606,176,391
Holdings Count | Holding	36	36
InvestmentCompanyPortfolioTurnover		4.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$606,176,391
Number of Portfolio Holdings...
36
Portfolio Turnover Rate...
4%

Holdings [Text Block]

Industry allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Regional Banks...
57.4%
Diversified Banks...
42.6

Largest Holdings [Text Block]

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
PNC Financial Services Group, Inc. (The)...
14.4%
U.S. Bancorp...
14.0
Truist Financial Corp...
11.2
Fifth Third Bancorp...
5.0
M&T Bank Corp...
4.6
First Citizens BancShares, Inc., Class A...
4.4
Huntington Bancshares, Inc...
4.4
Regions Financial Corp...
4.4
Citizens Financial Group, Inc...
3.8
KeyCorp...
3.2

C000012063
Shareholder Report [Line Items]
Fund Name		iShares U.S. Telecommunications ETF
Trading Symbol		IYZ
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about iShares U.S. Telecommunications ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Telecommunications ETF	$21	0.38%Footnote Reference(a)

⁽ᵃ⁾ Annualized.

Expenses Paid, Amount		$ 21
Expense Ratio, Percent		0.38%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 255,230,051	$ 255,230,051
Holdings Count | Holding	22	22
InvestmentCompanyPortfolioTurnover		21.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$255,230,051
Number of Portfolio Holdings...
22
Portfolio Turnover Rate...
21%

Holdings [Text Block]

Industry allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Communications Equipment...
40.9%
Integrated Telecommunication Services...
30.7
Cable & Satellite...
12.7
Alternative Carriers...
7.8
Wireless Telecommunication Services...
4.1
Movies & Entertainment...
3.8

Largest Holdings [Text Block]

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Cisco Systems, Inc...
16.8%
Verizon Communications, Inc...
14.8
AT&T, Inc...
12.5
Comcast Corp., Class A...
4.5
Arista Networks, Inc...
4.4
Lumentum Holdings, Inc...
4.1
T-Mobile U.S., Inc...
4.1
Ciena Corp...
4.1
Liberty Broadband Corp., Class C, NVS...
4.0
Motorola Solutions, Inc...
4.0

C000012077
Shareholder Report [Line Items]
Fund Name		iShares Russell 1000 ETF
Trading Symbol		IWB
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about iShares Russell 1000 ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell 1000 ETF	$8	0.15%Footnote Reference(a)

⁽ᵃ⁾ Annualized.

Expenses Paid, Amount		$ 8
Expense Ratio, Percent		0.15%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 37,852,547,771	$ 37,852,547,771
Holdings Count | Holding	1,015	1,015
InvestmentCompanyPortfolioTurnover		2.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$37,852,547,771
Number of Portfolio Holdings...
1,015
Portfolio Turnover Rate...
2%

Holdings [Text Block]

Sector allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
29.8%
Financials...
13.4
Health Care...
11.5
Consumer Discretionary...
10.4
Industrials...
9.4
Communication Services...
8.7
Consumer Staples...
5.7
Energy...
3.4
Real Estate...
2.7
Materials...
2.6
Utilities...
2.4

Largest Holdings [Text Block]

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Apple, Inc...
6.4%
Microsoft Corp...
6.1
NVIDIA Corp...
5.4
Amazon.com, Inc...
3.3
Meta Platforms, Inc., Class A...
2.4
Alphabet, Inc., Class A...
1.8
Berkshire Hathaway, Inc., Class B...
1.6
Alphabet, Inc., Class C, NVS...
1.6
Broadcom, Inc...
1.5
Tesla, Inc...
1.4

C000012076
Shareholder Report [Line Items]
Fund Name		iShares Russell 1000 Growth ETF
Trading Symbol		IWF
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about iShares Russell 1000 Growth ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell 1000 Growth ETF	$10	0.18%Footnote Reference(a)

⁽ᵃ⁾ Annualized.

Expenses Paid, Amount		$ 10
Expense Ratio, Percent		0.18%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 99,185,151,292	$ 99,185,151,292
Holdings Count | Holding	397	397
InvestmentCompanyPortfolioTurnover		11.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$99,185,151,292
Number of Portfolio Holdings...
397
Portfolio Turnover Rate...
11%

Holdings [Text Block]

Sector allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
48.8%
Consumer Discretionary...
14.2
Communication Services...
12.8
Health Care...
7.8
Financials...
6.3
Industrials...
4.6
Consumer Staples...
3.6
Materials...
0.7
Real Estate...
0.6
Energy...
0.4
Utilities...
0.2

Largest Holdings [Text Block]

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Apple, Inc...
12.3%
Microsoft Corp...
11.6
NVIDIA Corp...
10.3
Amazon.com, Inc...
6.3
Meta Platforms, Inc., Class A...
4.6
Alphabet, Inc., Class A...
3.5
Alphabet, Inc., Class C, NVS...
3.0
Broadcom, Inc...
2.8
Tesla, Inc...
2.6
Eli Lilly & Co...
2.6

C000012075
Shareholder Report [Line Items]
Fund Name		iShares Russell 1000 Value ETF
Trading Symbol		IWD
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about iShares Russell 1000 Value ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell 1000 Value ETF	$9	0.18%Footnote Reference(a)

⁽ᵃ⁾ Annualized.

Expenses Paid, Amount		$ 9
Expense Ratio, Percent		0.18%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 60,449,811,073	$ 60,449,811,073
Holdings Count | Holding	876	876
InvestmentCompanyPortfolioTurnover		14.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$60,449,811,073
Number of Portfolio Holdings...
876
Portfolio Turnover Rate...
14%

Holdings [Text Block]

Sector allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
21.2%
Health Care...
15.5
Industrials...
14.7
Information Technology...
9.1
Consumer Staples...
8.0
Energy...
6.7
Consumer Discretionary...
6.3
Real Estate...
4.9
Utilities...
4.8
Materials...
4.6
Communication Services...
4.2

Largest Holdings [Text Block]

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Berkshire Hathaway, Inc., Class B...
3.3%
JPMorgan Chase & Co...
2.4
Exxon Mobil Corp...
2.1
UnitedHealth Group, Inc...
2.0
Johnson & Johnson...
1.5
Walmart, Inc...
1.4
Procter & Gamble Co. (The)...
1.3
Bank of America Corp...
1.1
Chevron Corp...
1.0
Thermo Fisher Scientific, Inc...
0.9

C000210345
Shareholder Report [Line Items]
Fund Name		iShares Focused Value Factor ETF
Trading Symbol		FOVL
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about iShares Focused Value Factor ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Focused Value Factor ETF	$13	0.25%Footnote Reference(a)

⁽ᵃ⁾ Annualized.

Expenses Paid, Amount		$ 13
Expense Ratio, Percent		0.25%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 23,857,843	$ 23,857,843
Holdings Count | Holding	42	42
InvestmentCompanyPortfolioTurnover		3.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$23,857,843
Number of Portfolio Holdings...
42
Portfolio Turnover Rate...
3%

Holdings [Text Block]

Sector allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
51.9%
Materials...
11.0
Consumer Discretionary...
8.4
Communication Services...
7.5
Industrials...
6.7
Real Estate...
5.2
Utilities...
4.2
Energy...
2.6
Information Technology...
2.5

Largest Holdings [Text Block]

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Toll Brothers, Inc...
4.0%
Frontier Communications Parent, Inc...
3.9
Pinnacle Financial Partners, Inc...
3.5
Interactive Brokers Group, Inc., Class A...
3.4
Stifel Financial Corp...
3.2
Axis Capital Holdings Ltd...
3.0
Synovus Financial Corp...
3.0
JPMorgan Chase & Co...
3.0
Louisiana-Pacific Corp...
2.9
Builders FirstSource, Inc...
2.9

C000222498
Shareholder Report [Line Items]
Fund Name		iShares US Small Cap Value Factor ETF
Trading Symbol		SVAL
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about iShares US Small Cap Value Factor ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares US Small Cap Value Factor ETF	$10	0.20%Footnote Reference(a)

⁽ᵃ⁾ Annualized.

Expenses Paid, Amount		$ 10
Expense Ratio, Percent		0.20%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 141,634,310	$ 141,634,310
Holdings Count | Holding	330	330
InvestmentCompanyPortfolioTurnover		8.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$141,634,310
Number of Portfolio Holdings...
330
Portfolio Turnover Rate...
8%

Holdings [Text Block]

Sector allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
46.0%
Industrials...
14.4
Consumer Discretionary...
13.0
Energy...
10.7
Materials...
5.1
Real Estate...
3.4
Consumer Staples...
2.4
Information Technology...
1.6
Communication Services...
1.3
Health Care...
1.2
Utilities...
0.9

Largest Holdings [Text Block]

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Eastern Bankshares, Inc...
1.0%
Provident Financial Services, Inc...
0.9
M/I Homes, Inc...
0.8
SkyWest, Inc...
0.8
Mueller Industries, Inc...
0.8
Interface, Inc...
0.7
Heartland Financial USA, Inc...
0.7
Patrick Industries, Inc...
0.7
LendingClub Corp...
0.7
KB Home...
0.7